Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Loss
The components of accumulated other comprehensive loss, net of taxes, were as follows:

	Currency Translation Adjustment(1)	Pension Liability Adjustment	Cash Flow Hedge Adjustment	Total
	(in millions)
Balance as of December 31, 2013	$(136)	$(134)	$6	$(264)
Other comprehensive loss before reclassifications	(299)	(49)	(9)	(357)
Amounts reclassified from accumulated other comprehensive loss	(5)	4	—	(1)
Net current period other comprehensive loss	(304)	(45)	(9)	(358)
Equity contribution to consolidated variable interest entities	(6)	—	—	(6)
Balance as of December 31, 2014	(446)	(179)	(3)	(628)
Other comprehensive loss before reclassifications	(150)	(21)	(7)	(178)
Amounts reclassified from accumulated other comprehensive loss	16	6	—	22
Net current period other comprehensive loss	(134)	(15)	(7)	(156)
Balance as of December 31, 2015	(580)	(194)	(10)	(784)
Other comprehensive loss before reclassifications	(157)	(63)	(5)	(225)
Amounts reclassified from accumulated other comprehensive loss	(1)	6	3	8
Net current period other comprehensive loss	(158)	(57)	(2)	(217)
Balance as of December 31, 2016	$(738)	$(251)	$(12)	$(1,001)
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(1)	Includes net investment hedges and intra-entity foreign currency transactions that are of a long-term investment nature.

Reclassification Out of Accumulated Other Comprehensive Loss
The following table presents additional information about reclassifications out of accumulated other comprehensive loss (amounts in parentheses indicate a loss in our consolidated statement of operations):

	Year Ended December 31,
	2016	2015	2014
	(in millions)
Currency translation adjustment:
Sale and liquidation of foreign assets(1)	$—	$(25)	$3
Gains on net investment hedges(2)	1	—	2
Tax benefit(3)(4)	—	9	—
Total currency translation adjustment reclassifications for the period, net of tax	1	(16)	5

Pension liability adjustment:
Amortization of prior service cost(5)	(4)	(4)	(4)
Amortization of net loss(5)	(5)	(5)	(3)
Tax expense(3)	3	3	3
Total pension liability adjustment reclassifications for the period, net of tax	(6)	(6)	(4)

Cash flow hedge adjustment:
Dedesignation of interest rate swaps(6)	(4)	—	—
Tax benefit(3)	1	—	—
Total cash flow hedge adjustment reclassifications for the period, net of tax	(3)	—	—

Total reclassifications for the period, net of tax	$(8)	$(22)	$1
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(1)
Reclassified out of accumulated other comprehensive loss to gain on sales of assets, net for the year ended December 31, 2015 and other non-operating income, net for the year ended December 31, 2014 in our consolidated statements of operations.

(2)	Reclassified out of accumulated other comprehensive loss to gain (loss) on foreign currency transactions in our consolidated statements of operations.

(3)	Reclassified out of accumulated other comprehensive loss to income tax benefit (expense) in our consolidated statements of operations.

(4)	The tax benefit was less than $1 million for the years ended December 31, 2016 and 2014.

(5)
Reclassified out of accumulated other comprehensive loss to general and administrative expenses in our consolidated statements of operations. These amounts were included in the computation of net periodic pension cost. See Note 16: "Employee Benefit Plans" for additional information.

(6)	Reclassified out of accumulated other comprehensive loss to interest expense in our consolidated statement of operations.